Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 53,241	$ 56,605
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued (in shares)	131,347,999	131,424,989
Common stock, shares outstanding (in shares)	131,347,999	131,424,989
Treasury stock, common shares	41,500